Debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt Instruments [Abstract]
Total Long-Term Debt, Net of Debt Issuance Costs
At December 31, 2020 and 2019, total current long-term debt, net of debt issuance costs of $10.7 million and $10.8 million, respectively, consists of the following:

(in thousands)	2020	2019
0.875% Senior Unsecured Cash Convertible Notes due 2021	$200	$285,244
0.500% Senior Unsecured Cash Convertible Notes due 2023	361,304	347,995
1.000% Senior Unsecured Cash Convertible Notes due 2024	429,496	413,272
0.000% Senior Unsecured Convertible Notes due 2027	442,481	—
3.75% Series B Senior Notes due October 16, 2022	304,761	302,040
3.90% Series C Senior Notes due October 16, 2024	26,956	26,944
German Private Placement (Schuldschein)	357,551	330,857
Total long-term debt	1,922,749	1,706,352
Less current portion	42,539	285,244
Long-term portion	$1,880,210	$1,421,108

Future Maturities of Long-Term Debt
Future maturities (stated at the carrying values) of long-term debt as of December 31, 2020, are as follows:

Years ending December 31, (in thousands)
2021	$42,539
2022	485,795
2023	361,304
2024	572,870
2025	—
thereafter	460,241
$1,922,749

Interest Rate, Corresponding Maturities, and Contingent Conversion Periods of Cash Convertible Notes	The interest rate and corresponding maturity of each Note are summarized in the table below. The Cash Convertible Notes are solely convertible into cash in whole, but not in part, at the option of noteholders under the circumstances described below and during the contingent conversion periods as shown in the table below.

Cash Convertible Notes	Annual Interest Rate	Date of Interest Payments	Maturity Date	Contingent Conversion Period	Conversion Rate per $200,000 Principal Amount
2021 Notes	0.875%	March 19 and September 19	March 19, 2021	From April 29, 2014 to September 18, 2020	7,063.1647
2023 Notes	0.500%	March 13 and September 13	September 13, 2023	From October 24, 2017 to March 13, 2023	4,829.7279
2024 Notes	1.000%	May 13 and November 13	November 13, 2024	From December 24, 2018 to August 2, 2024	4,360.3098

Interest Expense Related to the Cash Convertible Notes
Interest expense for the years ended December 31, 2020 and 2019 related to the 2027 Notes and the Cash Convertible Notes was comprised of the following:

(in thousands)	2020	2019
Coupon interest	$9,025	$9,954
Amortization of original issuance discount	38,229	36,966
Amortization of debt issuance costs	2,942	3,014
Total interest expense	$50,196	$49,934

Summary of German Private Placement Tranches	A summary of the tranches is as follows:

				Carrying Value (in thousands) as of
Currency	Notional Amount	Interest Rate	Maturity	December 31, 2020	December 31, 2019
EUR	€11.5 million	Fixed 0.4%	March 2021	$14,115	$12,905
EUR	€23.0 million	Floating EURIBOR + 0.4%	March 2021	28,224	25,811
EUR	€21.5 million	Fixed 0.68%	October 2022	26,361	24,112
EUR	€64.5 million	Floating EURIBOR + 0.5%	October 2022	79,083	72,335
USD	$45.0 million	Floating LIBOR + 1.2%	October 2022	44,948	44,919
EUR	€25.0 million	Floating EURIBOR + 0.5%	October 2022	30,642	28,026
EUR	€64.0 million	Fixed 1.09%	June 2024	78,429	71,747
EUR	€31.0 million	Floating EURIBOR + 0.7%	June 2024	37,989	34,753
EUR	€14.5 million	Fixed 1.61%	June 2027	17,760	16,249
				$357,551	$330,857